Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 24,500	$ 4,076	$ 8,295
Accrued expenses	64,383	68,290	32,994
Accrued interest	75,973	44,099	36,653
Total Accounts Payable and Accrued Liabilities	164,856	116,465	77,942
Accounts payable - fuel	245,608	211,523	51,125
Accrued payroll	32,863	160,417
Acquisition consideration payable in shares	750,000	750,000
Settlement payable	300,000	300,000
Signing and performance bonus payable in shares	600,000	1,200,000
Total Accounts Payable and Accrued Liabilities, Related Parties	$ 1,928,471	$ 2,621,940	$ 51,125